FINANCIAL ASSETS AND LIABILITIES - Financial assets (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
FINANCIAL ASSETS
Total financial assets, at carrying value	$ 1,164	$ 496
Financial assets, at fair value	1,164	496
Non-current	34	306
Current	1,130	190
Financial assets at fair value
FINANCIAL ASSETS
Total financial assets, at carrying value	81	85
Financial assets, at fair value	81	85
Cash pledged as collateral | Global Telecom Holding S.A.E
FINANCIAL ASSETS
Total financial assets, at carrying value	987
Financial assets at fair value through profit or loss | Foreign exchange contracts
FINANCIAL ASSETS
Total financial assets, at carrying value	5	2
Financial assets, at fair value	5	2
Financial assets at fair value through profit or loss | Embedded derivatives in notes
FINANCIAL ASSETS
Total financial assets, at carrying value	5	12
Financial assets, at fair value	5	12
Available for sale financial instruments | Available-for-sale financial instruments
FINANCIAL ASSETS
Total financial assets, at carrying value	71	71
Financial assets, at fair value	71	71
Financial assets at amortised cost | Loans granted, deposits and other financial assets
FINANCIAL ASSETS
Total financial assets, at carrying value	1,083	411
Financial assets, at fair value	1,083	411
Financial assets at amortised cost | Bank deposits and interest accrued
FINANCIAL ASSETS
Total financial assets, at carrying value	70	385
Financial assets, at fair value	70	385
Financial assets at amortised cost | Cash pledged as collateral
FINANCIAL ASSETS
Total financial assets, at carrying value	998
Financial assets, at fair value	998
Financial assets at amortised cost | Other investment
FINANCIAL ASSETS
Total financial assets, at carrying value	12	24
Financial assets, at fair value	12	24
Financial assets at amortised cost | Other loans granted
FINANCIAL ASSETS
Total financial assets, at carrying value	3	2
Financial assets, at fair value	$ 3	$ 2